ACCOUNTS RECEIVABLE, NET - Changes in ADA (Details) - Accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the PCLD for customer electricity accounts
Beginning balance	R$ 1,895,666	R$ 1,719,648	R$ 1,659,763
(+) Charged to bad debt expenses	782,289	657,952	832,632
(-) Reversal	(261,920)	(337,719)	(286,629)
(-) Writeoff	(326,906)	(144,215)	(486,118)
( - ) Classification - Held for Sale	(400,334)
Ending balance	R$ 1,688,795	R$ 1,895,666	R$ 1,719,648